Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

11. Stockholders’ Equity

Outstanding common shares were 258,463,857 as of December 31, 2012 and 2011. Each share of common stock has the right to one vote and a dividend determined at the general meeting of shareholders. No dividends were declared or paid on the common stock in 2012 or 2011. During 2010, Nielsen paid cash dividends of €7 million (approximately $9 million) to Holdings in order to fund Holdings’ redemption of shares of Holdings’ common stock held by certain former employees.

On January 31, 2013, the unitary board of directors of Nielsen Holdings N.V. and The Nielsen Company B.V. adopted a cash dividend policy with the present intent to pay quarterly cash dividends on Holdings’s outstanding common stock. The board also declared the first quarterly cash dividend of $0.16 per share, to be paid on March 20, 2013 to holders of record of Holdings’s common stock on March 6, 2013. The dividend policy and the payment of future cash dividends are subject to the discretion of the Holding’s board of directors.